UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):       [ X ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            April 22, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 88,869 (x$1000)


ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR      SL   SH     NO
BRKSHR HTHWY  CL B NEW         084670702    247   SH     2,950    SOLE NONE     2,950  0      0
ISHRS TRST    BARCLYS TIPS BD  464287176 19,597   SH   179,528    SOLE NONE   171,622  0  7,906
ISHRS TRST    FTSE KLD400 SOC  464288570  3,237   SH    66,741    SOLE NONE    66,741  0      0
ISHRS TRST    MSCI EAFE IDX    464287465  1,411   SH    23,491    SOLE NONE    23,491  0      0
ISHRS TRST    MSCI EMERG MKT   464287234    469   SH     9,639    SOLE NONE     9,525  0    114
ISHRS TRST    RUSSELL 3000     464287689  2,484   SH    31,336    SOLE NONE    31,336  0      0
ISHRS TRST    RUSL 3000 VALU   464287663    277   SH     3,061    SOLE NONE     3,061  0      0
SPR SRS TRST  DJ INTL RL ETF   78463X863 33,440   SH   856,767    SOLE NONE   833,228  0 23,539
SPR SRS TRST  DJ REIT ETF      78464A607    975   SH    15,090    SOLE NONE    15,090  0      0
VGRD IDX FDS  REIT ETF         922908553 52,012   SH   889,548    SOLE NONE   858,232  0 31,316
VGRD IDX FDS  STK MKT ETF      922908769 88,869   SH 1,293,388    SOLE NONE 1,251,650  0 41,738
